Notes Related to the Consolidated Statements of Financial Position - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 25,632	€ 15,274	€ 3,406
Ending balance	20,862	25,632	15,274
GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,441	18,974	6,348
Increase	446	12,063	14,222
Decrease	(178)	(676)	0
FX rate impact	(1,940)	199	0
Reclassification	0	(1,119)	(1,596)
Ending balance	27,769	29,441	18,974
ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,810)	(3,700)	(2,942)
Decrease	77	634	0
FX rate impact	283	(3)	0
Reclassification	0	1,056	0
Increase	(3,457)	(1,797)	(758)
Ending balance	(6,907)	(3,810)	(3,700)
General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,265	536	739
Ending balance	16,574	20,265	536
General equipment, fixtures and fittings | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,385	2,007	1,855
Increase	30	9,489	152
Decrease	(83)	(437)	0
FX rate impact	(1,644)	(63)	0
Reclassification	13	11,389	0
Ending balance	20,701	22,385	2,007
General equipment, fixtures and fittings | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,121)	(1,471)	(1,116)
Decrease	8	437	0
FX rate impact	218	0	0
Reclassification	0	61	0
Increase	(2,232)	(1,148)	(355)
Ending balance	(4,127)	(2,121)	(1,471)
Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,586	760	523
Ending balance	3,695	3,586	760
Plant, equipment and tooling | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,806	2,584	2,094
Increase	301	1,557	490
Decrease	(69)	(106)	0
FX rate impact	(247)	(8)	0
Reclassification	996	779	0
Ending balance	5,787	4,806	2,584
Plant, equipment and tooling | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,220)	(1,824)	(1,571)
Decrease	69	85	0
FX rate impact	52	0	0
Reclassification	0	988	(5)
Increase	(993)	(469)	(248)
Ending balance	(2,092)	(1,220)	(1,824)
Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	702	419	414
Ending balance	516	702	419
Office equipment and computers | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,171	824	669
Increase	37	387	155
Decrease	0	(112)	0
FX rate impact	(36)	2	0
Reclassification	32	70	0
Ending balance	1,204	1,171	824
Office equipment and computers | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(469)	(405)	(255)
Decrease	0	112	0
FX rate impact	13	(3)	0
Reclassification	0	7	5
Increase	(232)	(180)	(155)
Ending balance	(688)	(469)	(405)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,079	13,559	1,730
Ending balance	77	1,079	13,559
Assets under construction | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,079	13,559	1,730
Increase	78	630	13,425
Decrease	(26)	(21)	0
FX rate impact	(13)	268	0
Reclassification	(1,041)	(13,357)	(1,596)
Ending balance	77	1,079	13,559
Assets under construction | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Decrease	0	0	0
FX rate impact	0	0	0
Reclassification	0	0	0
Increase	0	0	0
Ending balance	€ 0	€ 0	€ 0